CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,763,603)	$ (235,758)	$ (5,124,215)	$ (5,359,973)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued to founder	0	0	22,000	22,000
Stock issued for services	0	1,201,520	1,600,802	1,201,520
Stock options issued for penalty	0	0	108,420	108,420
Warrants issued for loan penalty	0	68,233		68,223
Warrants issued for interest	0	209,258		209,258
Stock compensation	1,451,877	0		1,600,802
Amortization of financing cost	0	513,599		513,599
Director stock compensation from shareholder	0	(2,650,000)	2,650,000	0
Impairment of intangible asset and deposit	0	0	175,000	175,000
Changes in operating assets and liabilities:
Increase in accrued interest	0	5,380		5,380
Increase in accounts payable related party	0	66,500		66,500
Increase (decrease) in accounts payable	47,267	272,627	92,064	364,691
Net cash used by operating activities	(264,459)	(548,641)	(475,929)	(1,024,570)
Cash flows from investing activities:
Increase of intangible assets	0	(25,193)	(44,564)	(69,757)
Cash acquired through reverse merger	37	0	37	37
Net cash provided by (used by) investing activities	37	(25,193)	(44,527)	(69,720)
Cash flows from financing activities:
Proceeds from sale of common stock	0	5,000	50,000	55,000
Proceeds from notes payable	0	436,222		436,222
Proceeds from notes payable - related party	316,717	55,470	548,407	602,877
Payments from notes payable- related party	(3,000)	(1,200)		(200)
Bank overdraft	0	0	410	410
Net cash provided by financing activities	313,717	495,492	598,817	1,094,309
Net increase (decrease) in cash and cash equivalents	49,295	(78,342)	78,361	19
Cash, beginning of period	0	78,361	0	0
Cash, end of period	49,295	19	78,361	19
Supplemental Schedule of non-cash activities
Shares issued for services	(1,082,514)	(800,069)	2,137,389	(1,711,658)
Prepaid expense acquired under reverse merger	(375,003)	0	375,002	(375,003)
Intangible asset acquired under reverse merger	(75,000)	0	175,000	(75,000)
Deposit acquired under reverse merger	(100,000)	0		(100,000)
Common stock receivable acquired under reverse merger	8,000,000	8,000,000	8,000,000	0
Accounts payable acquired under reverse merger	11,637	0	(11,637)	11,637
Notes payable acquired under reverse merger	336,187	0	(336,187)	336,187
Warrants granted as finance cost	0	(108,924)		(108,924)
Stock issued for prepaid services			$ 911,589